ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Narrative) - USD ($)					1 Months Ended			12 Months Ended
	Sep. 05, 2025	Sep. 04, 2025	Jun. 12, 2025	May 01, 2025	Sep. 30, 2025	Jul. 18, 2025	Jun. 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock issued during period, value								$ 6,151,000	$ 112,000
Stock issued during period, shares							153,351
Common stock, par value								$ 0.001	$ 0.001
Exercise price							$ 17.46
Net loss								$ (12,879,000)	$ (9,826,000)
Common stock, shares authorized								166,666,667	166,666,667
Conversion price								$ 10.20
Preferred stock, shares authorized								23,148	23,148
Sale of stock								$ 75,000,000
Proceeds from sale of stock								6,151,000	$ 112,000
Gross proceeds from issuance of warrants								1,425,000
Warrant share transaction costs								346,000
Proceeds from issuance of warrants								1,079,000
Aggregate value shelf registration statement								75,000,000
Cash and cash equivalents								600,000
Public float less than								$ 75,000,000
17.46 Warrant [Member]
Stock issued during period, shares								153,351
Exercise price								$ 17.46
Unsecured Convertible Notes [Member]
Gross proceeds				$ 900,000
Conversion price				$ 18.72
Acquisition of notes by related party				$ 350,000
Private Placement [Member]
Stock issued during period, shares								45,618
Exercise price								$ 17.46
Reserven Stock Split Member
Common stock, par value			$ 0.001
Common stock, shares authorized			50,000,000					8,333,333
Common Stock, Shares Outstanding			3,280,000					546,667
Preferred stock, shares authorized			416,667,000					69,444,000
Reverse stock split, description			(1-for-6)
Pre-funded Warrants [Member]
Stock issued during period, shares								31,060
Common stock, par value								$ 0.001
Exercise price					$ 13.197			17.457
Common stock, exercise price					$ 0.003			$ 0.003
30.00Warrant [Member]
Stock issued during period, shares								76,678
Exercise price								$ 30.00
Certificate of Change [Member]
Common stock, par value			$ 0.001
Securities purchase agreement [Member]
Equity offering description								purchase and sale of securities at a price of $31.35 per unit, consisting of: (a) 302,229 shares of common stock (or pre-funded warrants in lieu thereof); (b) three-year warrants to purchase 302,229 shares of common stock at an exercise price of $30.60 per share; and (c) three-year warrants to purchase 302,229 shares of common stock at an exercise price of $150.00 per share
Proceeds from sale of stock								$ 9,475,000
Underwriting Agreement [Member]
Stock issued during period, value	$ 237				$ 19,305
Stock issued during period, shares	19,305				147,070
Additional shares granted	34,090				22,727
Exercise price					$ 13.20
Equity offering description		(i) 213,641 shares of common stock at a price to the public of $13.20 per share, and (ii) pre-funded warrants to purchase up to 13,631 shares of common stock at an exercise price of $0.003 per share, at a price to the public of $13.197 per pre-funded warrant			(i) 147,070 shares (the “Shares”) of common stock, par value $0.001 per share, of the Company at a price to the public of $13.20 per share (the “Share Purchase Price”), and (ii) pre-funded warrants to purchase up to 4,445 shares of common stock at an exercise price of $0.003 per share at a price to the public of $13.197 per pre-funded warrant
Proceeds from sale of stock		$ 2,690,000			$ 1,760,000
Gross proceed		3,000,000			2,000,000
Offering expenses		$ 310			$ 240
Bottom [Member] | Reserven Stock Split Member
Common stock, shares authorized								8,333,333
Top [Member] | Reserven Stock Split Member
Common stock, shares authorized								500,000,000
Sales Agreement [Member]
Stock issued during period, shares								16,952
Proceeds from sale of stock								$ 442
Authorized capacity of ATM program						$ 6,500,000